DEFERRED TAX ASSETS/(LIABILITIES) - TAX LOSS CARRY-FORWARDS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognized [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognized	¥ 306,669	¥ 235,403
2021 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognized [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognized	0	22,090
2022 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognized [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognized	21,488	22,245
2023 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognized [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognized	36,393	36,393
2024 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognized [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognized	44,996	44,996
2025 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognized [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognized	109,246	109,679
2026 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognized [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognized	¥ 94,546	¥ 0